CONVERTIBLE DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Convertible Debt
CONVERTIBLE DEBT

NOTE 9 — CONVERTIBLE DEBT

Summary of Convertible Notes Payable

	June 30, 2026	December 31, 2025
April 24, 2026, principal of $15,615,385 and accrued interest of $171,983, net of unamortized OID interest of $4,462,150, and unamortized debt discount of $2,572,765 as of June 30, 2026	$8,752,453	$—
December 2, 2025, principal of $45,400 and accrued PIK interest of $2,612 and $361, net of unamortized OID interest of $3,327 and $5,114 and unamortized debt discount of $5,095 and $7,832 as of June 30, 2026 and December 31, 2025, respectively	39,590	32,815
August 8, 2025, principal of $227,000, and accrued PIK interest of $20,275 and $9,018, net of unamortized OID interest of $10,967 and $19,868 and unamortized debt discount of $26,357 and $47,750 as of June 30, 2026 and December 31, 2025, respectively	209,951	168,400
May 8, 2025, principal of $340,500 and accrued PIK interest of $38,994 and $22,109, net of unamortized OID interest of $9,664 and $23,016 and unamortized debt discount of $23,281 and $55,447 as of June 30, 2026 and December 31, 2025, respectively	346,549	284,146
Total of convertible notes payable	9,348,543	485,361
Convertible notes payable, net of debt discount - current portion	(9,348,543)	(284,146)
Convertible notes payable, net of debt discount - long-term portion	$—	$201,215

Senior Secured Promissory Notes Outstanding as of June 30, 2026

April 2026 Convertible Notes

On April 24, 2026 (the “Original Issuance Date”), the Company entered into a securities purchase agreement with certain related parties, pursuant to which the Company issued senior secured convertible promissory notes in the principal amount of $15,615,385 (the “Notes”) including Original issue discount (“OID”) of $5,465,385, and matures twelve (12) months from the Original Issuance Date. The cash proceeds received by the Company were $10,150,000. The Company intends to use the net proceeds for working capital and general corporate purposes. The Notes bear interest at a rate of 6% per annum per annum on the original outstanding principal amount.

In connection with the issuance of the Notes, the accredited investors were also issued a total of 507,500 six month warrants to purchase shares of the Company’s common stock at an exercise price of $8.00 per share (the “Warrant Shares”). If, while the Warrant Shares are outstanding, the Company issues common stock for consideration per share less than $8.00, the exercise price of the Warrant Shares will be reduced to the latest common stock issuance price.

December 2, 2025 Convertible Notes Payable - Investor A

On December 2, 2025 (the “Issuance Date”), the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an investor, pursuant to which the Company issued a senior secured convertible promissory note in the principal amount of $40,000 (the “Note”) plus OID of $5,400, on the date on which is eighteen (18) months from the Original Issue Date (the “Maturity Date”). The proceeds received by the Company were $40,000. The Company intends to use the net proceeds for working capital and general corporate purposes. The Note has a maturity date of eighteen months from the Issuance Date. The Note bears interest at a rate of 10% per annum per annum paid-in-kind (“PIK interest”) quarterly, with a minimum guaranteed interest of six months on the original outstanding principal amount.

In connection with the issuance of the Note, the investor was also issued a total of 20,000 five-year warrants to purchase shares of the Company’s common stock at an exercise price of $0.50 per share (the “Warrant shares”). The Warrants include a full-ratchet anti-dilution provision that adjusts the exercise price if the Company issues equity securities at a price below $0.50 per share.

August 8, 2025 Convertible Notes Payable - Investor B

On August 8, 2025 (the “Issuance Date”), the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an investor, pursuant to which the Company issued a senior secured convertible promissory note in the principal amount of $200,000 (the “Note”) plus OID of $27,000, on the date on which is eighteen (18) months from the Original Issue Date (the “Maturity Date”). The proceeds received by the Company were $200,000. The Company intends to use the net proceeds for working capital and general corporate purposes. The Note has a maturity date of eighteen months from the Issuance Date. The Note bears interest at a rate of 10% per annum per annum paid-in-kind (“PIK interest”) quarterly, with a minimum guaranteed interest of six months on the original outstanding principal amount.

In connection with the issuance of the Note, the investor was also issued a total of 100,000 five-year warrants to purchase shares of the Company’s common stock at an exercise price of $0.50 per share (the “Warrant shares”). The Warrants include a full-ratchet anti-dilution provision that adjusts the exercise price if the Company issues equity securities at a price below $0.50 per share.

May 8, 2025 Convertible Notes Payable - Investor C

On May 8, 2025 (the “Issuance Date”), the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an investor, pursuant to which the Company issued a senior secured convertible promissory note in the principal amount of $300,000 (the “Note”) plus OID of $40,500, on the date on which is eighteen (18) months from the Original Issue Date (the “Maturity Date”). The proceeds received by the Company were $300,000. The Company intends to use the net proceeds for working capital and general corporate purposes. The Note has a maturity date of eighteen months from the Issuance Date. The Note bears interest at a rate of 10% per annum per annum paid-in-kind (“PIK interest”) quarterly, with a minimum guaranteed interest of six months on the original outstanding principal amount.

In connection with the issuance of the Note, the investor was also issued a total of 150,000 five-year warrants to purchase shares of the Company’s common stock at an exercise price of $0.50 per share (the “Warrant shares”). The Warrants include a full-ratchet anti-dilution provision that adjusts the exercise price if the Company issues equity securities at a price below $0.50 per share.

NOTE 10 — CONVERTIBLE DEBT

Summary of Convertible Notes Payable

	December 31, 2025	December 31, 2024 (as restated)
December 2, 2025, principal of $45,400 and accrued PIK interest of $361, net of unamortized OID interest of $5,114 and unamortized debt discount of $7,832 as of December 31, 2025	$32,815	$—
August 8, 2025, principal of $227,000, and accrued PIK interest of $9,018, net of unamortized OID interest of $19,868 and unamortized debt discount of $47,750	168,400	—
May 8, 2025, principal of $340,500 and accrued PIK interest of $22,109, net of unamortized OID interest of $23,016 and unamortized debt discount of $55,447	284,146	—
December 16, 2024, principal of $227,000 and accrued PIK interest of $925, net of unamortized OID interest of $26,273 and of unamortized debt discount of $126,444	—	139,788
November 26, 2024, principal of $1,135,000 and accrued PIK interest of $9,931, net of unamortized OID interest of $126,346 and unamortized debt discount of $612,124	—	717,922
October 15, 2024, principal of $908,000, and accrued PIK interest of $17,479, net of unamortized OID interest of $92,797 and unamortized debt discount of $445,563	—	613,726
Total of convertible notes payable	485,361	1,471,436
Convertible notes payable, net of debt discount – current portion	(284,146)	—
Convertible notes payable, net of debt discount – long-term portion	$201,215	$1,471,436

Senior Secured Promissory Notes Outstanding as of December 31, 2025

December 2, 2025 Convertible Notes Payable - Investor D

On December 2, 2025 (the “Issuance Date”), the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an investor, pursuant to which the Company issued a senior secured convertible promissory note in the principal amount of $40,000 (the “Note”) plus OID of $5,400, on the date on which is eighteen (18) months from the Original Issue Date (the “Maturity Date”). The proceeds received by the Company were $40,000. The Company intends to use the net proceeds for working capital and general corporate purposes. The Note has a maturity date of eighteen months from the Issuance Date. The Note bears interest at a rate of 10% per annum per annum paid-in-kind (“PIK interest”) quarterly, with a minimum guaranteed interest of six months on the original outstanding principal amount.

In connection with the issuance of the Note, the investor was also issued a total of 20,000 five-year warrants to purchase shares of the Company’s common stock at an exercise price of $0.50 per share (the “Warrant shares”). The Warrants include a full-ratchet anti-dilution provision that adjusts the exercise price if the Company issues equity securities at a price below $0.50 per share.

August 8, 2025 Convertible Notes Payable - Investor C

On August 8, 2025 (the “Issuance Date”), the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an investor, pursuant to which the Company issued a senior secured convertible promissory note in the principal amount of $200,000 (the “Note”) plus OID of $27,000, on the date on which is eighteen (18) months from the Original Issue Date (the “Maturity Date”). The proceeds received by the Company were $200,000. The Company intends to use the net proceeds for working capital and general corporate purposes. The Note has a maturity date of eighteen months from the Issuance Date. The Note bears interest at a rate of 10% per annum per annum paid-in-kind (“PIK interest”) quarterly, with a minimum guaranteed interest of six months on the original outstanding principal amount.

In connection with the issuance of the Note, the investor was also issued a total of 100,000 five-year warrants to purchase shares of the Company’s common stock at an exercise price of $0.50 per share (the “Warrant shares”). The Warrants include a full-ratchet anti-dilution provision that adjusts the exercise price if the Company issues equity securities at a price below $0.50 per share.

May 8, 2025 Convertible Notes Payable -Investor C

On May 8, 2025 (the “Issuance Date”), the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an investor, pursuant to which the Company issued a senior secured convertible promissory note in the principal amount of $300,000 (the “Note”) plus OID of $40,500, on the date on which is eighteen (18) months from the Original Issue Date (the “Maturity Date”). The proceeds received by the Company were $300,000. The Company intends to use the net proceeds for working capital and general corporate purposes. The Note has a maturity date of eighteen months from the Issuance Date. The Note bears interest at a rate of 10% per annum per annum paid-in-kind (“PIK interest”) quarterly, with a minimum guaranteed interest of six months on the original outstanding principal amount.

In connection with the issuance of the Note, the investor was also issued a total of 150,000 five-year warrants to purchase shares of the Company’s common stock at an exercise price of $0.50 per share (the “Warrant shares”). The Warrants include a full-ratchet anti-dilution provision that adjusts the exercise price if the Company issues equity securities at a price below $0.50 per share.

Senior Secured Promissory Notes - Debt Conversion and Warrant Exercise

On December 15, 2025, the Company entered into agreements with two investors to settle and extinguish promissory notes that were contractually convertible only upon the occurrence of an initial public offering, which had not occurred as of the settlement date. Accordingly, the transaction was accounted for as an extinguishment of debt in accordance with ASC 470-50.

The promissory notes had a gross principal balance of $4,029,250 and accrued payment-in-kind (“PIK”) interest of $340,998, resulting in a total stated balance of $4,370,248. The carrying amount of the notes at the settlement date was $3,727,678, net of unamortized original issue discount of $189,021 and unamortized warrant debt discount of $453,549.

Pursuant to the settlement agreements, the Company issued shares of its common stock at a negotiated conversion price of $2.00 per share. In addition, as part of the overall negotiated settlement arrangement, the investors were granted the right to purchase 2,195,000 shares of the Company’s common stock at $1.00 per share. Management concluded that the equity issuance at $2.00 per share and the $1.00 per share purchase right were negotiated contemporaneously and constituted a single integrated package transaction.

In accordance with ASC 470-50-40-2, the Company measured the total consideration transferred based on the fair value of the equity instruments issued at the settlement date, including the fair value attributable to the in-the-money purchase right. The fair value of the Company’s common stock on the settlement date was $2.00 per share.

The excess of the fair value of the total consideration transferred over the carrying amount of the extinguished debt resulted in a loss on extinguishment of debt of $2,017,314, which is included in other expense, net in the statements of operations for the year ended December 31, 2025.

July 14, 2025 Convertible Notes Payable - Investor B

On July 14, 2025 (the “Issuance Date”), the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an investor, pursuant to which the Company issued a senior secured convertible promissory note in the principal amount of $500,000 (the “Note”) plus OID of $67,500, on the date on which is eighteen (18) months from the Original Issue Date (the “Maturity Date”). The proceeds received by the Company were $500,000. The Company intends to use the net proceeds for working capital and general corporate purposes. The Note has a maturity date of eighteen months from the Issuance Date. The Note bears interest at a rate of 10% per annum per annum paid-in-kind (“PIK interest”) quarterly, with a minimum guaranteed interest of six months on the original outstanding principal amount.

In connection with the issuance of the Note, the investor was also issued a total of 250,000 five-year warrants to purchase shares of the Company’s common stock at an exercise price of $0.50 per share (the “Warrant shares”). The Warrants include a full-ratchet anti-dilution provision that adjusts the exercise price if the Company issues equity securities at a price below $0.50 per share.

As described above, on December 15, 2025, the Note was settled and extinguished through conversion into shares of the Company’s common stock, and 250,000 of the outstanding Warrants were exercised for cash pursuant to their contractual terms.

May 13, 2025 Convertible Notes Payable - Investor A

On May 13, 2025 (the “Issuance Date”), the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an investor, pursuant to which the Company issued a senior secured convertible promissory note in the principal amount of $250,000 (the “Note”) plus OID of $33,750, on the date on which is eighteen (18) months from the Original Issue Date (the “Maturity Date”). The proceeds received by the Company were $250,000. The Company intends to use the net proceeds for working capital and general corporate purposes. The Note has a maturity date of eighteen months from the Issuance Date. The Note bears interest at a rate of 10% per annum per annum paid-in-kind (“PIK interest”) quarterly, with a minimum guaranteed interest of six months on the original outstanding principal amount.

In connection with the issuance of the Note, the investor was also issued a total of 125,000 five-year warrants to purchase shares of the Company’s common stock at an exercise price of $0.50 per share (the “Warrant shares”). The Warrants include a full-ratchet anti-dilution provision that adjusts the exercise price if the Company issues equity securities at a price below $0.50 per share.

As described above, on December 15, 2025, the Note was settled and extinguished through conversion into shares of the Company’s common stock, and 125,000 of the outstanding Warrants were exercised for cash pursuant to their contractual terms.

April 18, 2025 Convertible Notes Payable - Investor B

On April 18, 2025 (the “Issuance Date”), the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an investor, pursuant to which the Company issued a senior secured convertible promissory note in the principal amount of $300,000 (the “Note”) plus OID of $40,500, on the date on which is eighteen (18) months from the Original Issue Date (the “Maturity Date”). The proceeds received by the Company were $300,000. The Company intends to use the net proceeds for working capital and general corporate purposes. The Note has a maturity date of eighteen months from the Issuance Date. The Note bears interest at a rate of 10% per annum per annum paid-in-kind (“PIK interest”) quarterly, with a minimum guaranteed interest of six months on the original outstanding principal amount.

In connection with the issuance of the Note, the investor was also issued a total of 150,000 five-year warrants to purchase shares of the Company’s common stock at an exercise price of $0.50 per share (the “Warrant shares”). The Warrants include a full-ratchet anti-dilution provision that adjusts the exercise price if the Company issues equity securities at a price below $0.50 per share.

As described above, on December 15, 2025, the Note was settled and extinguished through conversion into shares of the Company’s common stock, and 150,000 of the outstanding Warrants were exercised for cash pursuant to their contractual terms.

January 15, 2025 Convertible Notes Payable - Investor B

On January 15, 2025 (the “Issuance Date”), the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an investor, pursuant to which the Company issued a senior secured convertible promissory note in the principal amount of $500,000 (the “Note”) plus OID of $67,500, on the date on which is eighteen (18) months from the Original Issue Date (the “Maturity Date”). The proceeds received by the Company were $500,000. The Company intends to use the net proceeds for working capital and general corporate purposes. The Note has a maturity date of eighteen months from the Issuance Date. The Note bears interest at a rate of 9% per annum per annum paid-in-kind (“PIK interest”) quarterly, with a minimum guaranteed interest of six months on the original outstanding principal amount.

In connection with the issuance of the Note, the investor was also issued a total of 250,000 five-year warrants to purchase shares of the Company’s common stock at an exercise price of $0.50 per share (the “Warrant shares”). The Warrants include a full-ratchet anti-dilution provision that adjusts the exercise price if the Company issues equity securities at a price below $0.50 per share.

As described above, on December 15, 2025, the Note was settled and extinguished through conversion into shares of the Company’s common stock, and 250,000 of the outstanding Warrants were exercised for cash pursuant to their contractual terms.

December 16, 2024 Convertible Notes Payable - Investor A

On December 16, 2024 (the “Issuance Date”), the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an investor, pursuant to which the Company issued a senior secured convertible promissory note in the principal amount of $200,000 (the “Note”) plus OID of $27,000, on the date on which is eighteen (18) months from the Original Issue Date (the “Maturity Date”). The proceeds received by the Company were $200,000. The Company intends to use the net proceeds for working capital and general corporate purposes. The Note has a maturity date of eighteen months from the Issuance Date. The Note bears interest at a rate of 10% per annum per annum paid-in-kind (“PIK interest”) quarterly, with a minimum guaranteed interest of six months on the original outstanding principal amount.

In connection with the issuance of the Note, the investor was also issued a total of 100,000 five-year warrants to purchase shares of the Company’s common stock at an exercise price of $0.50 per share (the “Warrant shares”). The Warrants include a full-ratchet anti-dilution provision that adjusts the exercise price if the Company issues equity securities at a price below $0.50 per share.

As described above, on December 15, 2025, the Note was settled and extinguished through conversion into shares of the Company’s common stock, and 100,000 of the outstanding Warrants were exercised for cash pursuant to their contractual terms.

November 26, 2024 Convertible Notes Payable - Investor B

On November 26, 2024 (the “Issuance Date”), the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an investor, pursuant to which the Company issued a senior secured convertible promissory note in the principal amount of $1,000,000 (the “Note”) plus OID of $135,000, on the date on which is eighteen (18) months from the Original Issue Date (the “Maturity Date”). The proceeds received by the Company were $1,000,000. The Company intends to use the net proceeds for working capital and general corporate purposes. The Note has a maturity date of eighteen months from the Issuance Date. The Note bears interest at a rate of 9% per annum per annum paid-in-kind (“PIK interest”) quarterly, with a minimum guaranteed interest of six months on the original outstanding principal amount.

In connection with the issuance of the Note, the investor was also issued a total of 500,000 five-year warrants to purchase shares of the Company’s common stock at an exercise price of $0.50 per share (the “Warrant shares”). The Warrants include a full-ratchet anti-dilution provision that adjusts the exercise price if the Company issues equity securities at a price below $0.50 per share.

As described above, on December 15, 2025, the Note was settled and extinguished through conversion into shares of the Company’s common stock, and 500,000 of the outstanding Warrants were exercised for cash pursuant to their contractual terms.

October 15, 2024 Convertible Notes Payable - Investor A

On October 15, 2024 (the “Issuance Date”), the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an investor, pursuant to which the Company issued a senior secured convertible promissory note in the principal amount of $800,000 (the “Note”) plus original issue discount (“OID”) of $108,000, on the date on which is eighteen (18) months from the Original Issue Date (the “Maturity Date”). The proceeds received by the Company were $800,000. The Company intends to use the net proceeds for working capital and general corporate purposes. The Note has a maturity date of eighteen months from the Issuance Date. The Note bears interest at a rate of 9% per annum per annum paid-in-kind (“PIK interest”) quarterly, with a minimum guaranteed interest of six months on the original outstanding principal amount.

In connection with the issuance of the Note, the investor was also issued a total of 400,000 five-year warrants to purchase shares of the Company’s common stock at an exercise price of $0.50 per share (the “Warrant shares”). The Warrants include a full-ratchet anti-dilution provision that adjusts the exercise price if the Company issues equity securities at a price below $0.50 per share.

As described above, on December 15, 2025, the Note was settled and extinguished through conversion into shares of the Company’s common stock, and 400,000 of the outstanding Warrants were exercised for cash pursuant to their contractual terms.